QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
PractusTM LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 10/31

Date of reporting period: 07/31/2018

ITEM 1. SCHEDULE OF INVESTMENTS

CBOE VEST ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

	Shares	Fair Value

U. S. GOVERNMENT SECURITIES - 95.85%
MATURES IN 0-5 YEARS:
U.S. Treasury Bill, Matures March 28, 2019	5,953,000	$5,867,880

PURCHASED OPTIONS - 0.02%

CALL OPTIONS - 0.01%

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

SPDR S&P 500 ETF Trust	791	$222,532	$325.00	8/2/2018	396

TOTAL CALL OPTIONS PURCHASED - 0.01%					396

PUT OPTIONS - 0.01%
Description
SPDR S&P 500 ETF Trust	791	$222,532	$155.00	8/2/2018	396

TOTAL PUT OPTIONS PURCHASED - 0.01%					396

TOTAL PURCHASED OPTIONS - 0.02%					792

TOTAL INVESTMENTS - 95.87%					5,868,672
Other assets, net of liabilities - 4.13%					252,781

NET ASSETS - 100.00%					$6,121,453

OPTIONS WRITTEN - (0.02%)

CALL OPTIONS - (0.01)%
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

SPDR S&P 500 ETF Trust	709	$(19,946,297)	$285.00	8/2/2018	$(355)

TOTAL CALL OPTIONS WRITTEN - (0.01)%					(355)

PUT OPTION - (0.01)%
Description
SPDR S&P 500 ETF Trust	791	$(22,253,203)	$245.00	8/2/2018	(396)

TOTAL PUT OPTIONS WRITTEN - (0.01)%					(396)

TOTAL OPTIONS WRITTEN - (0.02)%					$(751)

In accordance with U.S. GAAP, “Fair Value” is defined as the price that fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

	Level 1	Level 2	Level 3

		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

U.S. GOVERNMENT SECURITIES	$5,867,880	$–	$–	$5,867,880

PURCHASED OPTIONS	792	–	–	792

TOTAL INVESTMENTS	$5,868,672	$–	$–	$5,868,672

OPTIONS WRITTEN	$(751)	$–	$–	$(751)

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2018.

At July 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $5,875,307 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$–
Gross unrealized depreciation	(6,635)

Net unrealized depreciation	$(6,635)

CBOE VEST S&P 500® BUFFER STRATEGY FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2018 (unaudited)

	Shares	Fair Value

MONEY MARKET FUND - 0.50%
Federated Treasury Obligations Fund, 1.80%*	134,142	$134,142

PURCHASED OPTIONS - 101.90%

CALL OPTIONS - 99.58%

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

SPDR S&P 500 ETF Trust	80	$2,250,640	0.01	8/16/2018	2,250,320
SPDR S&P 500 ETF Trust	80	$2,250,640	0.01	9/20/2018	2,250,320
SPDR S&P 500 ETF Trust	80	$2,250,640	0.01	10/18/2018	2,239,819
SPDR S&P 500 ETF Trust	80	$2,250,640	0.01	11/22/2018	2,239,819
SPDR S&P 500 ETF Trust	80	$2,250,640	0.01	12/21/2018	2,239,820
SPDR S&P 500 ETF Trust	80	$2,250,640	0.01	1/18/2019	2,228,129
SPDR S&P 500 ETF Trust	80	$2,250,640	0.01	2/22/2019	2,228,130
SPDR S&P 500 ETF Trust	80	$2,250,640	0.01	3/22/2019	2,220,200
SPDR S&P 500 ETF Trust	80	$2,250,640	0.01	4/18/2019	2,220,200
SPDR S&P 500 ETF Trust	80	$2,250,640	0.01	5/16/2019	2,220,201
SPDR S&P 500 ETF Trust	80	$2,250,640	0.01	6/20/2019	2,220,201
SPDR S&P 500 ETF Trust	80	$2,250,640	0.01	7/18/2019	2,209,579

TOTAL CALL OPTIONS					26,766,738

PUT OPTIONS - 2.32%
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

SPDR S&P 500 ETF Trust	80	$2,250,640	246.80	8/16/2018	976
SPDR S&P 500 ETF Trust	80	$2,250,640	250.10	9/20/2018	3,981
SPDR S&P 500 ETF Trust	80	$2,250,640	255.65	10/18/2018	10,520
SPDR S&P 500 ETF Trust	80	$2,250,640	256.42	11/22/2018	17,898
SPDR S&P 500 ETF Trust	80	$2,250,640	267.20	12/20/2018	36,039
SPDR S&P 500 ETF Trust	80	$2,250,640	279.75	1/17/2019	70,010
SPDR S&P 500 ETF Trust	80	$2,250,640	271.50	2/21/2019	58,927
SPDR S&P 500 ETF Trust	80	$2,250,640	270.90	3/21/2019	65,524
SPDR S&P 500 ETF Trust	80	$2,250,640	270.50	4/18/2019	70,458
SPDR S&P 500 ETF Trust	80	$2,250,640	271.90	5/16/2019	78,425
SPDR S&P 500 ETF Trust	80	$2,250,640	276.25	6/22/2019	97,328
SPDR S&P 500 ETF Trust	80	$2,250,640	281.10	7/18/2019	114,870

TOTAL PUT OPTIONS					624,956

TOTAL PURCHASED OPTIONS - 101.90%					27,391,694

TOTAL INVESTMENTS - 102.40%					27,525,836
Liabilities in excess of other assets - (2.40)%					(646,118)

NET ASSETS - 100.00%					$26,879,718

* Effective 7 day yield as of July 31, 2018

OPTIONS WRITTEN - (2.44)%

CALL OPTIONS - (1.43)%
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

SPDR S&P 500 ETF Trust	80	$(2,250,640)	271.00	8/16/2018	$(87,316)
SPDR S&P 500 ETF Trust	80	$(2,250,640)	273.20	9/20/2018	(86,117)
SPDR S&P 500 ETF Trust	80	$(2,250,640)	281.25	10/18/2018	(44,676)
SPDR S&P 500 ETF Trust	80	$(2,250,640)	285.91	11/22/2018	(40,364)
SPDR S&P 500 ETF Trust	80	$(2,250,640)	291.90	12/20/2018	(28,576)
SPDR S&P 500 ETF Trust	80	$(2,250,640)	308.50	1/17/2019	(5,008)
SPDR S&P 500 ETF Trust	80	$(2,250,640)	309.25	2/21/2019	(7,433)
SPDR S&P 500 ETF Trust	80	$(2,250,640)	309.00	3/21/2019	(9,992)
SPDR S&P 500 ETF Trust	80	$(2,250,640)	308.25	4/18/2019	(15,555)
SPDR S&P 500 ETF Trust	80	$(2,250,640)	307.75	5/18/2019	(21,656)
SPDR S&P 500 ETF Trust	80	$(2,250,640)	309.00	6/20/2019	(25,302)
SPDR S&P 500 ETF Trust	80	$(2,250,640)	319.61	7/18/2019	(11,397)

TOTAL CALL OPTIONS WRITTEN					(383,392)

PUT OPTIONS - (1.01)%
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

SPDR S&P 500 ETF Trust	80	$(2,250,640)	222.12	8/16/2018	(573)
SPDR S&P 500 ETF Trust	80	$(2,250,640)	225.09	9/20/2018	(2,330)
SPDR S&P 500 ETF Trust	80	$(2,250,640)	230.09	10/18/2018	(3,826)
SPDR S&P 500 ETF Trust	80	$(2,250,640)	230.78	11/22/2018	(6,425)
SPDR S&P 500 ETF Trust	80	$(2,250,640)	240.48	12/20/2018	(12,124)
SPDR S&P 500 ETF Trust	80	$(2,250,640)	251.78	1/16/2019	(24,772)
SPDR S&P 500 ETF Trust	80	$(2,250,640)	244.35	2/21/2019	(23,840)
SPDR S&P 500 ETF Trust	80	$(2,250,640)	243.81	3/21/2019	(28,406)
SPDR S&P 500 ETF Trust	80	$(2,250,640)	243.45	4/18/2019	(32,110)
SPDR S&P 500 ETF Trust	80	$(2,250,640)	244.71	5/16/2019	(35,627)
SPDR S&P 500 ETF Trust	80	$(2,250,640)	248.49	6/20/2019	(44,514)
SPDR S&P 500 ETF Trust	80	$(2,250,640)	252.99	7/18/2019	(57,698)

TOTAL PUT OPTIONS WRITTEN					(272,245)

TOTAL OPTIONS WRITTEN - (2.44)%					$(655,637)

In accordance with U.S. GAAP, “Fair Value” is defined as the price that fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

	Level 1	Level 2	Level 3

		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

MONEY MARKET FUND	$134,142	$–	$–	$134,142
PURCHASED OPTIONS	27,391,694	–	–	27,391,694

TOTAL INVESTMENTS	$27,525,836	$–	$–	$27,525,836

OPTIONS WRITTEN	$(655,637)	$–	$–	$(655,637)

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2018.

At July 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $26,220,440 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,456,347
Gross unrealized depreciation	(150,951)

Net unrealized appreciation	$1,305,396

CBOE VEST S&P 500® ENHANCED GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2018 (unaudited)

			Shares		Fair Value

MONEY MARKET FUND - 0.24%
Federated Treasury Obligations Fund, 1.80%*			93,525		$93,525

PURCHASED OPTIONS - 105.81%

CALL OPTIONS - 105.81%
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

SPDR S&P 500 ETF Trust	114	$3,207,162	$0.01	08/16/18	3,206,706
SPDR S&P 500 ETF Trust	114	3,207,162	246.80	08/16/18	397,372
SPDR S&P 500 ETF Trust	114	3,207,162	0.01	09/20/18	3,206,706
SPDR S&P 500 ETF Trust	114	3,207,162	250.10	09/20/18	356,414
SPDR S&P 500 ETF Trust	114	3,207,162	0.01	10/18/18	3,191,742
SPDR S&P 500 ETF Trust	114	3,207,162	255.65	10/18/18	306,841
SPDR S&P 500 ETF Trust	114	3,207,162	0.01	11/22/18	3,191,743
SPDR S&P 500 ETF Trust	114	3,207,162	256.42	11/22/18	315,432
SPDR S&P 500 ETF Trust	114	3,207,162	0.01	12/21/18	3,191,743
SPDR S&P 500 ETF Trust	114	3,207,162	267.20	12/20/18	225,196
SPDR S&P 500 ETF Trust	114	3,207,162	0.01	01/18/19	3,175,085
SPDR S&P 500 ETF Trust	114	3,207,162	279.75	01/18/19	122,364
SPDR S&P 500 ETF Trust	114	3,207,162	0.01	02/22/19	3,175,085
SPDR S&P 500 ETF Trust	114	3,207,162	271.50	02/22/19	207,409
SPDR S&P 500 ETF Trust	114	3,207,162	0.01	03/22/19	3,163,785
SPDR S&P 500 ETF Trust	114	3,207,162	270.90	03/22/19	218,619
SPDR S&P 500 ETF Trust	114	3,207,162	0.01	04/18/19	3,163,786
SPDR S&P 500 ETF Trust	114	3,207,162	270.50	04/18/19	236,207
SPDR S&P 500 ETF Trust	114	3,207,162	0.01	05/16/19	3,163,786
SPDR S&P 500 ETF Trust	114	3,207,162	271.90	05/16/19	238,094
SPDR S&P 500 ETF Trust	114	3,207,162	0.01	06/20/19	3,163,787
SPDR S&P 500 ETF Trust	114	3,207,162	276.25	06/20/19	220,767
SPDR S&P 500 ETF Trust	114	3,207,162	0.01	07/18/19	3,148,650
SPDR S&P 500 ETF Trust	114	3,207,162	281.10	07/18/19	188,306

TOTAL CALL OPTIONS -					41,175,625

TOTAL PURCHASED OPTIONS - 105.81%					41,175,625

TOTAL INVESTMENTS - 106.05%					41,269,150
Liabilities in excess of other assets - (6.05)%					(2,352,851)

NET ASSETS - 100.00%					$38,916,299

* Effective 7 day yield as of July 31, 2018

OPTIONS WRITTEN - (5.99)%

CALL OPTIONS - (5.99)%
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

SPDR S&P 500 ETF Trust	228	(6,414,324)	264.70	08/16/18	$(388,488)
SPDR S&P 500 ETF Trust	228	(6,414,324)	267.00	09/20/18	(371,058)
SPDR S&P 500 ETF Trust	228	(6,414,324)	273.75	10/18/18	(248,958)
SPDR S&P 500 ETF Trust	228	(6,414,324)	276.37	11/22/18	(253,820)
SPDR S&P 500 ETF Trust	228	(6,414,324)	284.15	12/18/18	(168,960)
SPDR S&P 500 ETF Trust	228	(6,414,324)	298.50	01/17/19	(43,905)
SPDR S&P 500 ETF Trust	228	(6,414,324)	294.00	02/21/19	(104,534)
SPDR S&P 500 ETF Trust	228	(6,414,324)	293.50	03/21/19	(124,729)
SPDR S&P 500 ETF Trust	228	(6,414,324)	292.67	04/17/19	(149,340)
SPDR S&P 500 ETF Trust	228	(6,414,324)	293.00	05/16/19	(183,872)
SPDR S&P 500 ETF Trust	228	(6,414,324)	296.50	06/19/19	(165,300)
SPDR S&P 500 ETF Trust	228	(6,414,324)	302.46	07/18/19	(126,311)

TOTAL CALL OPTIONS WRITTEN					(2,329,275)

TOTAL OPTIONS WRITTEN - (5.99)%					$(2,329,275)

In accordance with U.S. GAAP, “Fair Value” is defined as the price that fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

	Level 1	Level 2	Level 3

		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

MONEY MARKET FUND	$93,525	$–	$–	$93,525

PURCHASED OPTIONS	41,175,625	–	–	41,175,625

TOTAL INVESTMENTS	$41,269,150	$–	$–	$41,269,150

OPTIONS WRITTEN	$(2,329,275)	$–	$–	$(2,329,275)

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2018.

At July 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $37,955,953 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$76,794
Gross unrealized depreciation	(3,389,991)

Net unrealized depreciation	$(3,313,197)

CBOE VEST S&P 500 DIVIDEND ARISTOCRATS TARGET INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 100.06%

BEVERAGES - 3.78%
Brown-Forman Corp.- Class B	8,935	$475,521
The Coca-Cola Co.	10,459	487,703

		963,224

CONSUMER DISCRETIONARY - 11.11%
Genuine Parts Co.	4,836	470,591
Leggett & Platt, Inc.	10,618	462,626
Lowe’s Companies, Inc.	4,734	470,276
McDonald’s Corp.	2,997	472,147
Target Corp.	5,965	481,256
VF Corp.	5,174	476,370

		2,833,266

ENERGY - 3.72%
Apergy Corp.	1	21
Chevron Corp.	3,822	482,604
Exxon Mobil Corp.	5,702	464,770

		947,395

FINANCIAL - 9.48%
AFLAC, Inc.	10,837	504,354
Cincinnati Financial Corp.	6,692	506,116
Franklin Resources, Inc.	14,520	498,326
S&P Global Inc.	2,221	445,177
T. Rowe Price Group Inc.	3,902	464,650

		2,418,623

FOOD & STAPLE RETAILING - 13.02%
Archer-Daniels-Midland Co.	10,008	482,986
Hormel Foods Corp.	12,687	456,351
McCormick & Company, Inc.	4,040	474,862
SYSCO Corp.	6,740	452,995
The Procter & Gamble Co.	5,993	484,714
Walgreens Boots Alliance, Inc.	7,226	488,622
Walmart Inc.	5,382	480,236

		3,320,766

HEALTH CARE - 11.30%
Abbott Laboratories	7,350	481,719
AbbVie Inc.	5,171	476,921
Becton Dickinson and Co.	1,905	476,955
Cardinal Health, Inc.	9,623	480,669
Johnson & Johnson	3,659	484,891
Medtronic, PLC	5,324	480,385

		2,881,540

HOUSEHOLD PRODUCTS - 7.69%
Colgate-Palmolive Co.	7,252	485,957
Kimberly-Clark Corp.	4,459	507,702
PepsiCo, Inc.	4,126	474,490
The Clorox Co.	3,652	493,641

		1,961,790

INDUSTRIAL - 21.10%
3M Co.	2,359	500,863
A.O.Smith Corp.	7,941	472,728
Cintas Corp.	2,287	467,646
Dover Corp.	5,977	495,971
Emerson Electric Co.	6,873	496,780
General Dynamics Corp.	2,406	480,623
Illinois Tool Works Inc.	3,425	490,905
Pentair PLC	10,714	478,380
Roper Technologies, Inc.	1,674	505,381
Stanley Black & Decker, Inc.	3,378	504,910
W.W. Grainger, Inc.	1,404	486,570

		5,380,757

CBOE VEST S&P 500 DIVIDEND ARISTOCRATS TARGET INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (unaudited)

	Shares	Fair Value

INFORMATION TECHNOLOGY - 1.83%
Automatic Data Processing	3,452	$465,986

MATERIALS - 11.39%
Air Products & Chemicals, Inc.	3,048	500,390
Ecolab Inc.	3,366	473,596
Nucor Corp.	6,980	467,171
Praxair, Inc.	2,898	485,415
PPG Industries, Inc.	4,464	493,986
The Sherwin-Williams Co.	1,101	485,244

		2,905,802

REAL ESTATE - 1.88%
Federal Realty Investment Trust	3,820	479,410

TELECOMMUNICATION SERVICES - 1.87%
AT&T Inc.	14,942	477,696

UTILITIES - 1.89%
Consolidated Edison, Inc.	6,099	481,394

TOTAL COMMON STOCKS - 100.06%		25,517,649

MONEY MARKET FUND - 0.68%
Federated Treasury Obligations Fund, 1.80%(A)	174,406	174,406

TOTAL INVESTMENTS - 100.74%		25,692,055
Liabilities in excess of other assets - (0.74%)		(189,304)

NET ASSETS - 100.00%		$25,502,751

(A) Effective 7 day yield as of July 31, 2018

CBOE VEST S&P 500 DIVIDEND ARISTOCRATS TARGET INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (unaudited)

CALL OPTIONS WRITTEN - (0.08)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

AbbVie Inc.	3	$(27,669)	$91.00	8/4/2018	$(459)
Abbott Laboratories	5	(32,770)	65.00	8/4/2018	(370)
Archer-Daniels-Midland Co.	7	(33,782)	48.00	8/4/2018	(455)
Automatic Data Processing	3	(40,497)	138.00	8/4/2018	(468)
AFLAC, Inc.	7	(32,578)	46.00	8/4/2018	(438)
Becton Dickinson and Co.	1	(25,037)	250.00	8/4/2018	(370)
Cardinal Health, Inc.	5	(24,975)	49.50	8/4/2018	(415)
Colgate-Palmolive Co.	5	(33,505)	66.50	8/4/2018	(330)
The Clorox Co.	3	(40,551)	133.00	8/4/2018	(1,200)
Chevron Corp.	3	(37,881)	126.00	8/4/2018	(336)
Dover Corp.	5	(41,490)	80.50	8/4/2018	(1,238)
Ecolab Inc.	2	(28,140)	141.00	8/4/2018	(120)
Consolidated Edison, Inc.	5	(39,465)	78.50	8/4/2018	(335)
Emerson Electric Co.	5	(36,140)	71.00	8/4/2018	(720)
General Dynamics Corp.	2	(39,952)	197.50	8/4/2018	(490)
Genuine Parts Co.	4	(38,924)	96.50	8/4/2018	(480)
W.W. Grainger, Inc.	1	(34,656)	340.00	8/4/2018	(580)
Hormel Foods Corp.	8	(28,776)	36.50	8/4/2018	(80)
Illinois Tool Works Inc.	2	(28,666)	140.00	8/4/2018	(484)
Johnson & Johnson	3	(39,756)	132.00	8/4/2018	(339)
Kimberly-Clark Corp.	3	(34,158)	108.00	8/4/2018	(1,806)
The Coca-Cola Co.	8	(37,304)	46.00	8/4/2018	(560)
Lowe’s Companies, Inc.	4	(39,736)	98.00	8/4/2018	(652)
McDonald’s Corp.	2	(31,508)	157.50	8/4/2018	(188)
Medtronic, PLC	4	(36,092)	88.50	8/4/2018	(600)
3M Co.	2	(42,464)	207.50	8/4/2018	(1,030)
Nucor Corp.	5	(33,465)	67.50	8/4/2018	(225)
PepsiCo, Inc.	3	(34,500)	114.00	8/4/2018	(306)
The Procter & Gamble Co.	4	(32,352)	80.50	8/4/2018	(292)
PPG Industries, Inc.	3	(33,198)	105.00	8/4/2018	(570)
The Sherwin-Williams Co.	1	(44,073)	442.50	8/4/2018	(293)
S&P Global Inc.	2	(40,088)	202.50	8/4/2018	(125)
Stanley Black & Decker, Inc.	2	(29,894)	146.00	8/4/2018	(770)
SYSCO Corp.	5	(33,605)	71.50	8/4/2018	(13)
AT&T Inc.	9	(28,773)	31.00	8/4/2018	(918)
Target Corp.	5	(40,340)	80.00	8/4/2018	(625)
T. Rowe Price Group Inc.	3	(35,724)	119.00	8/4/2018	(315)
VF Corp.	4	(36,828)	92.00	8/4/2018	(280)
Walgreens Boots Alliance, Inc.	5	(33,810)	68.50	8/4/2018	(125)
Walmart Inc.	4	(35,692)	88.00	8/4/2018	(560)
Exxon Mobile Corp.	4	(32,604)	81.50	8/4/2018	(240)

TOTAL CALL OPTIONS WRITTEN					(20,200)

TOTAL OPTIONS WRITTEN - (0.08)%					$(20,200)

In accordance with U.S. GAAP, “Fair Value” is defined as the price that fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

CBOE VEST S&P 500 DIVIDEND ARISTOCRATS TARGET INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2018 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

COMMON STOCKS	$25,517,649	$–	$–	$25,517,649

MONEY MARKET FUND	174,406	–	–	174,406

TOTAL INVESTMENTS	$25,692,055	–	–	$25,692,055

OPTIONS WRITTEN	$(20,200)	$–	$–	$(20,200)

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2018.

At July 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $24,048,389 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,811,753
Gross unrealized depreciation	(168,087)

Net unrealized appreciation	$1,643,666

CBOE VEST S&P 500 ENHANCE AND BUFFER FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2018 (unaudited)

	Shares	Fair Value

MONEY MARKET FUND - 2.38%
Federated Treasury Obligations Fund 1.70%*	134,215	$134,215

U.S. GOVERNMENT SECURITIES - 93.96%
MATURES IN 0-5 YEARS:
U.S. Treasury Bill, Matures 9/13/2018	3,554,000	3,546,251
U.S. Treasury Bill, Matures 3/29/2019	1,790,000	1,764,316

		$5,310,567

PURCHASED OPTIONS - 11.91%

CALL OPTIONS - 11.90%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

SPDR S&P 500 ETF Trust	201	$5,654,733	$265	3/30/2019	487,425
SPDR S&P 500 ETF Trust	197	$5,542,201	$272	8/2/2018	185,574

TOTAL CALL OPTIONS PURCHASED					672,999

PUT OPTIONS - 0.01%
Description
SPDR S&P 500 ETF Trust	197	$5,542,201	$272	8/2/2018	197
SPDR S&P 500 ETF Trust	350	$9,846,550	$130	8/2/2018	175
SPDR S&P 500 ETF Trust	14	$393,862	$155	8/2/2018	7
SPDR S&P 500 ETF Trust	14	$393,862	$160	8/2/2018	7
SPDR S&P 500 ETF Trust	16	$450,128	$223	8/2/2018	8
SPDR S&P 500 ETF Trust	1	$28,133	$245	8/2/2018	1

TOTAL PUT OPTIONS PURCHASED					395

TOTAL PURCHASED OPTIONS - 11.91%					673,394

TOTAL INVESTMENTS - 108.25%					6,118,176
Liabilities in excess of other assets - (8.25)%					(466,109)

NET ASSETS - 100.00%					$5,652,067

* Effective 7 day yield as of July 31, 2018

OPTIONS WRITTEN - (5.03)%

CALL OPTIONS - (2.45)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

SPDR S&P 500 ETF Trust	394	(11,084,402)	$278	8/2/2018	(138,294)

TOTAL CALL OPTIONS WRITTEN					(138,294)

PUT OPTIONS - (2.58)%
Description
SPDR S&P 500 ETF Trust	394	(11,084,402)	$262	8/2/2018	(197)
SPDR S&P 500 ETF Trust	201	(5,654,733)	$265	3/30/2019	(145,826)

TOTAL PUT OPTIONS WRITTEN					(146,023)

TOTAL OPTIONS WRITTEN - (5.03)%					$(284,317)

In accordance with U.S. GAAP, “Fair Value” is defined as the price that fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

MONEY MARKET FUND	$134,215	$–	$–	$134,215

U.S. GOVERNMENT SECURITIES	5,310,567	–	–	5,310,567

PURCHASED OPTIONS	673,394	–	–	673,394

TOTAL INVESTMENTS	$6,118,176	–	–	$6,118,176

OPTIONS WRITTEN	$(284,317)	$–	$–	$(284,317)

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2018.

At July 31, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $5,991,271 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$199,836
Gross unrealized depreciation	(72,931)

Net unrealized appreciation	$126,905

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.   Description of Exhibit

99.1   Certification of Principal Executive Officer

99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date:	September 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date:	September 26, 2018

By:	/s/ Karen Shupe

Karen Shupe
Principal Financial Officer

Date:	September 26, 2018